OTHER INFORMATION (Details) - shares	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Share options [member]
IfrsStatementLineItems [Line Items]
Total Rights at beginning	933,233		1,031,893	903,955
Awarded during the period	1,005,000		15,567	158,637
Issued during the period
Cash settled during the period
Exercised during the period
Forfeited during the period	(44,625)		(114,227)	(30,699)
Total Rights at ending	1,893,608		933,233	1,031,893
Vested	1,126,595		566,326	388,779
Unvested	767,013		366,907	643,114
Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Total Rights at beginning	558,867		787,874	899,918
Awarded during the period			7,974	81,254
Issued during the period	(149,639)		(193,275)	(175,944)
Cash settled during the period	(46,511)		(1,529)	(3,084)
Exercised during the period
Forfeited during the period	(41,034)		(42,177)	(14,270)
Total Rights at ending	321,683		558,867	787,874
Vested	179,147		196,150	194,804
Unvested	142,536		362,717	593,070
Deferred payments right [Member]
IfrsStatementLineItems [Line Items]
Total Rights at beginning	8,903,209		8,813,162	8,792,426
Awarded during the period	7,725,000		163,458	313,242
Issued during the period
Cash settled during the period
Exercised during the period
Forfeited during the period	(423,598)		(73,411)	(292,506)
Total Rights at ending	16,204,611		8,903,209	8,813,162
Vested	1,744,954		5,330,973	3,530,831
Unvested	14,459,657	[1]	3,572,236	5,282,331

[1]	For the beneficiaries who accepted the Amended Existing LTIP, all DPR awards scheduled to vest in 2025 were treated as entirely unvested. Unlike the LTIP, which provided pro-rata vesting for all leavers, the Amended Existing LTIP restricts pro-rata vesting solely to participants meeting the good leaver criteria.